Income Taxes - Effective Tax Reconciliation (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of the federal income tax rate to the effective tax rate
Statutory federal income tax rate	21.00%		21.00%	21.00%
State taxes, net of federal tax benefit			2.62%	(4.74%)
Change in fair value of warrant liabilities			(17.20%)	0.28%
Change in valuation allowance			(9.50%)	16.05%
Income tax provision	(661.36%)	19.83%	(3.08%)	32.59%